Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Consolidated Statements Of Operations [Abstract]
Revenues	$ 29,486	$ 28,068	$ 58,743	$ 55,527	$ 113,400
Cost of revenues	22,136	21,401	44,329	42,726	86,253
Gross profit	7,350	6,667	14,414	12,801	27,147
Operating expenses
Sales and marketing	2,276	1,736	4,530	3,347	7,388
General and administrative	2,694	2,455	5,199	5,025	10,106
Total operating expenses	4,970	4,191	9,729	8,372	17,494
Operating income	2,380	2,476	4,685	4,429	9,653
Financial income (expenses), net	3	(561)	(269)	380	1,521
Income before taxes on income	2,383	1,915	4,416	4,809	11,174
Income taxes	649	775	1,112	1,391	2,884
Net income	$ 1,734	$ 1,140	$ 3,304	$ 3,418	$ 8,290
Income per ordinary share
Basic and diluted income per ordinary share	$ 0.10	$ 0.07	$ 0.19	$ 0.20	$ 0.48
Weighted average number of ordinary share used to compute basic earning per ordinary share	17,346,561	17,346,561	17,346,561	17,346,561	17,346,561
Weighted average number of Ordinary share used to compute diluted earning per ordinary share	17,637,393	17,346,561	17,617,091	17,346,561	17,346,561